Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are required to disclose the relationship between executive compensation actually paid (“CAP”) by us and our financial performance over the applicable time period of the disclosure.
Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO (a)(b) ($)	Compensation Actually Paid (CAP) to PEO (a)(c)(d) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(e)(f)($)	Average Compensation Actually Paid to Non-PEO NEOs (e)(g)($)	Total Shareholder Return (h)($)	Peer Group Total Shareholder Return (h)($)	Net income (loss)($)	Adjusted EBITDA (i)($)
2024	6,922,790	(7,135,061)	2,022,258	(1,595,196)	263.01	156.71	(1.817) billion	628 million
2023	10,274,921	17,022,638	3,535,130	5,335,554	578.37	154.31	1.635 billion	2.490 billion
2022	13,010,743	5,274,544	5,079,055	2,547,482	508.47	127.96	2.756 billion	4.133 billion
2021	8,594,555	64,815,057	3,344,194	21,392,900	643.21	155.22	1.283 billion	2.411 billion
2020	4,915,152	4,087,859	2,876,919	2,321,984	115.69	116.52	(684) million	(175) million

(a)	The PEO for each year is Mr. Ferraro.
(b)	Values reflect total compensation as shown in the Summary Compensation Table for each year shown.
(c)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the Stock Award amount was $5,350,082. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—
2020	2,608,091	699,225	(770,708)	(159,758)	—

(d)
In addition, for 2020, $81,463 of pension earnings in the Summary Compensation Total have been removed when calculating CAP, and no additional pension values have been included for any years as there are no service costs because the Avis Rent A Car System, LLC Pension Plan was frozen as of December 31, 1998.

(e)
The non-PEO NEOs for 2024 are Ms. Martins and Messrs. Choi, Simhambhatla and Linnen; for 2023 and 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins; for 2021 are Messrs. Choi, Hees, Sita, and Rankin; and for 2020 are Messrs. Choi, Hees, Rankin, North and Tucker and Ms. Martins.

(f)	Values reflect the average total compensation as shown in the Summary Compensation Table for the non-PEO NEOs for each year shown.
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the individual Stock Award amounts were $1,725,002, $2,000,060, $900,050 and $650,098, respectively. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—
2020	1,481,115	27,969	(172,866)	(91,304)	(89,236)

(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR reflects the Dow Jones US Transportation Average Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2024 Form 10-K.

(i)
The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric. We define Adjusted EBITDA as income (loss) from continuing operations before non-vehicle related depreciation and amortization; long-lived asset impairment and other related charges; restructuring and other related charges; early extinguishment of debt costs; non-vehicle related interest; transaction-related costs, net; legal matters, net, which includes amounts recorded in excess of $5 million, related primarily to unprecedented self-insurance reserves for allocated loss adjustment expense, class action lawsuits and personal injury matters; non-operational charges related to shareholder activist activity, which includes third-party advisory, legal and other professional fees; COVID-19 charges, net; cloud computing costs; other (income) expense, net; severe weather-related damages in excess of $5 million, net of insurance proceeds; and income taxes. This non-GAAP measure is a performance metric in our incentive programs, as described in the Compensation Discussion and Analysis section above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)	The PEO for each year is Mr. Ferraro.
(e)
The non-PEO NEOs for 2024 are Ms. Martins and Messrs. Choi, Simhambhatla and Linnen; for 2023 and 2022 are Messrs. Choi, Hees and Simhambhatla and Ms. Martins; for 2021 are Messrs. Choi, Hees, Sita, and Rankin; and for 2020 are Messrs. Choi, Hees, Rankin, North and Tucker and Ms. Martins.

Peer Group Issuers, Footnote
(h)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR reflects the Dow Jones US Transportation Average Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act and included in our 2024 Form 10-K.

PEO Total Compensation Amount	$ 6,922,790	$ 10,274,921	$ 13,010,743	$ 8,594,555	$ 4,915,152
PEO Actually Paid Compensation Amount	$ (7,135,061)	17,022,638	5,274,544	64,815,057	4,087,859
Adjustment To PEO Compensation, Footnote
(c)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the Stock Award amount was $5,350,082. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—
2020	2,608,091	699,225	(770,708)	(159,758)	—

Non-PEO NEO Average Total Compensation Amount	$ 2,022,258	3,535,130	5,079,055	3,344,194	2,876,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,595,196)	5,335,554	2,547,482	21,392,900	2,321,984
Adjustment to Non-PEO NEO Compensation Footnote
(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the individual Stock Award amounts were $1,725,002, $2,000,060, $900,050 and $650,098, respectively. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—
2020	1,481,115	27,969	(172,866)	(91,304)	(89,236)

Compensation Actually Paid vs. Total Shareholder Return
For the period shown in the table above, the amount of CAP is aligned with the Company’s TSR. For this same period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR (and its relative TSR to the peer group) over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year for purposes of this table depending on the stock price (including for unvested awards). For example, given the significant change in the Company’s 2020 TSR of $115.69 compared to the Company’s 2021 TSR of $643.21, the amount of 2021 CAP significantly exceeds 2020. Since the Company’s 2022 TSR of $508.47 was lower than the Company’s 2021 TSR of $643.21, the amount of 2022 CAP declined, and since the Company’s 2023 TSR of $578.37 was higher than the Company’s 2022 TSR of $508.47, the amount of 2023 CAP increased. The Company’s 2024 TSR of $263.01 was lower than the Company’s 2023 TSR of $578.37, and the amount of 2024 CAP declined.

Compensation Actually Paid vs. Net Income
While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure of Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. As shown in the table above, the amount of CAP does not necessarily align with the Company’s net income and Adjusted EBITDA over the five years presented in the table, primarily as a result of the impact of stock price on the calculation of CAP (including for awards that remain unvested and unearned) as described above.

Compensation Actually Paid vs. Company Selected Measure
While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure of Adjusted EBITDA, which is a performance goal under both the annual and long-term incentive compensation programs. As shown in the table above, the amount of CAP does not necessarily align with the Company’s net income and Adjusted EBITDA over the five years presented in the table, primarily as a result of the impact of stock price on the calculation of CAP (including for awards that remain unvested and unearned) as described above.

Total Shareholder Return Vs Peer Group
For the period shown in the table above, the amount of CAP is aligned with the Company’s TSR. For this same period, our TSR has exceeded that of the peer group TSR presented in the table. The alignment of CAP with the Company’s TSR (and its relative TSR to the peer group) over the period presented is because a significant portion of the CAP is in the form of equity awards the value of which varies year to year for purposes of this table depending on the stock price (including for unvested awards). For example, given the significant change in the Company’s 2020 TSR of $115.69 compared to the Company’s 2021 TSR of $643.21, the amount of 2021 CAP significantly exceeds 2020. Since the Company’s 2022 TSR of $508.47 was lower than the Company’s 2021 TSR of $643.21, the amount of 2022 CAP declined, and since the Company’s 2023 TSR of $578.37 was higher than the Company’s 2022 TSR of $508.47, the amount of 2023 CAP increased. The Company’s 2024 TSR of $263.01 was lower than the Company’s 2023 TSR of $578.37, and the amount of 2024 CAP declined.

Tabular List, Table
Most Important Financial Measures
The financial measures determined to be most important by the Committee under our incentive compensation programs are as follows:

Adjusted EBITDA	Fixed Cost	Variable Cost	Net Promoter Score

Total Shareholder Return Amount	$ 263.01	578.37	508.47	643.21	115.69
Peer Group Total Shareholder Return Amount	$ 156.71	$ 154.31	$ 127.96	$ 155.22	$ 116.52
Company Selected Measure Amount	628,000,000	2,490,000,000	4,133,000,000	2,411,000,000	(175,000,000)
PEO Name	Mr. Ferraro	Mr. Ferraro	Mr. Ferraro	Mr. Ferraro	Mr. Ferraro
Equity Awards Adjustments, Footnote
(c)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the Stock Award amount was $5,350,082. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	2,859,882	—	(5,909,341)	(5,658,310)	—
2023	5,181,398	—	996,802	5,769,633	—
2022	8,197,914	—	(8,584,873)	850,627	—
2021	20,813,727	—	35,195,582	5,211,225	—
2020	2,608,091	699,225	(770,708)	(159,758)	—

(g)
In accordance with Item 402(v) of Regulation S-K, CAP is calculated first by subtracting the average of the amounts shown in the Stock Awards column of the Summary Compensation Total for each applicable year. (For 2024, the individual Stock Award amounts were $1,725,002, $2,000,060, $900,050 and $650,098, respectively. For prior years, the amount is set forth in the Summary Compensation Table shown elsewhere in this proxy or in the proxy statement for the applicable year.) Then the following adjustments are made to the calculation:

Year	Fair value at 12/31 of equity awards granted during the year and unvested at 12/31 ($)	Fair value at vesting of equity awards granted and vested in the year ($)	Change in fair value during the year of equity awards outstanding both on 1/1 and 12/31 ($)	Change in fair value during the year of equity awards outstanding on 1/1 that vested during the year ($)	Forfeitures of equity awards that had value on 1/1 that failed to vest during the year ($)
2024	704,965	—	(1,848,540)	(1,155,076)	—
2023	1,818,532	—	263,742	1,618,281	—
2022	3,955,662	—	(1,719,420)	(980,296)	—
2021	6,595,092	—	11,794,300	1,534,325	—
2020	1,481,115	27,969	(172,866)	(91,304)	(89,236)

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,817,000,000)	$ 1,635,000,000	$ 2,756,000,000	$ 1,283,000,000	$ (684,000,000)
Estimated Litigation Liability	5,000,000
Unusual or Infrequent Item, or Both, Net of Insurance Proceeds	$ 5,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(i)
The Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial metric. We define Adjusted EBITDA as income (loss) from continuing operations before non-vehicle related depreciation and amortization; long-lived asset impairment and other related charges; restructuring and other related charges; early extinguishment of debt costs; non-vehicle related interest; transaction-related costs, net; legal matters, net, which includes amounts recorded in excess of $5 million, related primarily to unprecedented self-insurance reserves for allocated loss adjustment expense, class action lawsuits and personal injury matters; non-operational charges related to shareholder activist activity, which includes third-party advisory, legal and other professional fees; COVID-19 charges, net; cloud computing costs; other (income) expense, net; severe weather-related damages in excess of $5 million, net of insurance proceeds; and income taxes. This non-GAAP measure is a performance metric in our incentive programs, as described in the Compensation Discussion and Analysis section above.

Measure:: 2
Pay vs Performance Disclosure
Name	Fixed Cost
Measure:: 3
Pay vs Performance Disclosure
Name	Variable Cost
Measure:: 4
Pay vs Performance Disclosure
Name	Net Promoter Score
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(81,463)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,350,082)	(5,200,116)	(8,199,867)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,859,882	5,181,398	8,197,914	20,813,727	2,608,091
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,909,341)	996,802	(8,584,873)	35,195,582	(770,708)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	699,225
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,658,310)	5,769,633	850,627	5,211,225	(159,758)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,965	1,818,532	3,955,662	6,595,092	1,481,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,848,540)	263,742	(1,719,420)	11,794,300	(172,866)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	27,969
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,155,076)	1,618,281	(980,296)	1,534,325	(91,304)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0	$ 0	$ (89,236)
Non-PEO NEO | Izzy Martins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,725,002)
Non-PEO NEO | Brian J. Choi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000,060)
Non-PEO NEO | Ravi Simhambhatla [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,050)
Non-PEO NEO | Edward P. Linnen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (650,098)